Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme	12 Months Ended
	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2022 $ / shares ₨ / shares shares	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2019 ₨ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	158,106,016	158,106,016	168,168,760	142,865,602	136,612,822
Weighted Average Exercise Price | ₨ / shares	₨ 1,175.65	₨ 1,175.65	₨ 1,063.79	₨ 899.03	₨ 682.99
Plan "F"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	417.75	₨ 5.51
Range of exercise price, Upper Range | (per share)	₨ 731.08	₨ 9.64
Number Of Shares Arising Out Of Options | shares	17,564,766	17,564,766
Weighted Average Remaining Life	1 year 25 days	1 year 25 days
Weighted Average Exercise Price | ₨ / shares	₨ 666.77	₨ 666.77
Plan "G"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	882.85	₨ 11.64
Range of exercise price, Upper Range | (per share)	₨ 1,516.95	₨ 19.99
Number Of Shares Arising Out Of Options | shares	140,541,250	140,541,250
Weighted Average Remaining Life	2 years 8 months 12 days	2 years 8 months 12 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,239.25	₨ 1,239.25